Financial Instruments and Risk Management - Summary of Maturity Profile of Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt	$ 5,665,547	$ 5,480,993
Interest to be paid	1,710,434	1,499,488
Accounts payables	259,013	236,382
Forward foreign currency contracts		1,067,497
Accrued expenses and other current liabilities	356,870	308,757
Other non-current liabilities	48,038	25,652
Total	8,039,902	8,618,769
3 Months or Less
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt	237,011	55,897
Interest to be paid	82,081	121,883
Accounts payables	259,013	236,382
Forward foreign currency contracts		43,758
Accrued expenses and other current liabilities	229,685	186,299
Total	807,790	644,219
3 Months to 1 Year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt	159,758	434,480
Interest to be paid	221,806	182,730
Forward foreign currency contracts		473,229
Accrued expenses and other current liabilities	127,185	122,458
Total	508,749	1,212,897
1 to 2 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt	1,027,395	214,181
Interest to be paid	564,395	287,064
Forward foreign currency contracts		550,510
Other non-current liabilities	48,038	25,652
Total	1,639,828	1,077,407
2 to 5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt	1,124,376	2,914,660
Interest to be paid	410,517	631,732
Total	1,534,893	3,546,392
Over 5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt	3,117,007	1,861,775
Interest to be paid	431,635	276,079
Total	$ 3,548,642	$ 2,137,854